Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2019
Prepayments and Other Current Assets
Prepayments and Other Current Assets

5.    Prepayments and Other Current Assets

The components of prepayments and other current assets are as follows:

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Prepayments	667,113	645,169	92,673
Interest receivables	101,062	146,294	21,014
VAT recoverable	63,005	102,426	14,713
Rental and other deposits	64,902	12,060	1,732
Loan to a third party	35,000	—	—
Staff advances	7,868	4,020	577
Payments made on behalf of merchants	11,105	27,360	3,930
Provision for payments made on behalf of merchants	(3,249)	(15,032)	(2,159)
Others	7,183	27,980	4,019
	953,989	950,277	136,499

The prepayments primarily consist of advertising fees paid in advance.